Supplementary Financial Statements Information (Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash	$ 23,944	$ 30,833
Bank balances [Member]
Cash and Cash Equivalents [Line Items]
Cash	23,854	30,743
Restricted cash [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 90	$ 90